Accrued expenses	12 Months Ended
Dec. 31, 2022
Accrued Expenses [Abstract]
Accrued expenses
23.
Accrued expenses

	As of December 31,
In thousands of USD	2022	2021	2020
Related to research and development expenses	10,678	3,637	1,991
Related to other professional services	3,204	1,546	1,110
Related to employee benefits	4,161	2,901	1,950
Related to taxes and fees	1,994	255	196
Total	20,037	8,339	5,247